Acquisition and Deconsolidations of Subsidiaries (Details) $ / shares in Units, ¥ in Thousands					1 Months Ended
	Mar. 03, 2021	Jan. 06, 2020 USD ($)	Jan. 06, 2020 INR (₨)	Dec. 03, 2019 $ / shares shares	May 31, 2021	May 18, 2021 USD ($)	May 18, 2021 HKD ($)	Sep. 26, 2019 USD ($)	Sep. 26, 2019 SGD ($)	Jun. 30, 2022 shares	Aug. 16, 2021	Jun. 30, 2021 shares	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 06, 2020 INR (₨)	Sep. 26, 2019 SGD ($)
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Share issued (in Shares)										22,444,822		20,293,552
Intangible assets estimated useful life	5 years
Non controlling interest													$ 289,980	¥ 1,880
Business combination agreement, description					On May 31, 2021, CLPS SG entered into an agreement with Sharma Devendra Prasad to sell its 80% interests in Infogain at a cash consideration of $75,672 (SGD100,000). Sharma Devendra Prasad is the shareholder of the 20% noncontrolling interests in Infogain and was the original shareholder of the 80% interest in Infogain acquired by CLPS SG in 2019. After the disposal, the Company was no longer a shareholder of Infogain and deconsolidated Infogain’s financial results from the Company’s financial statements from June 1, 2021. The Company recognized a total gain of $9,022 (SGD 11,921) from the transaction in “Other income, net” in the consolidated statements of comprehensive income for the year ended June 30, 2021. The deconsolidation of Infogain did not meet the definition of a discontinued operation in accordance with ASC 205-20, Presentation of Financial Statements – Discontinued Operations (“ASC 205-20”), as the disposal of Infogain did not represent a shift in the Company’s strategy that has (or will have) a major effect on an entity’s operations and financial results.
CareerWin [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Acquisition date of fair value | $													1
Judge China [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Acquisition date of fair value													$ 308,975	¥ 2,000
Ridik Pte. and Ridik Consulting [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest								80.00%								80.00%
Purchase price								$ 2,462,580								$ 3,402,304
Cash consideration								2,026,043	$ 2,799,180
Common shares value								$ 436,537								$ 603,123
Share issued (in Shares)				86,615
Par value per share (in Dollars per share) | $ / shares				$ 0.0001
Intangible assets estimated useful life								10 years	10 years
Ridik Consulting Private Limited ("Ridik Consulting") [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest		100.00%													100.00%
Purchase price		$ 5,520													₨ 396,700
Fair value of net liabilities		3,839	₨ 275,800
Goodwill		$ 9,359													₨ 672,500
Acquisition of Career Win [Member] | CareerWin [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest													30.00%	30.00%
Total consideration acquisition													100.00%	100.00%
Acquisition of Career Win [Member] | Judge China [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest													70.00%	70.00%
Acquisition of Career Win [Member] | Jaji China [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest													30.00%	30.00%
Acquisition of Career Win [Member] | Judge HR [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest													30.00%	30.00%
Non controlling interest													$ 18,995	¥ 120
Business Combination [Member] | CareerWin [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest													100.00%	100.00%
Business Combination [Member] | Jaji China [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest													100.00%	100.00%
Acquisition of MSCT [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest						46.67%	46.67%				53.33%
Acquisition of MSCT [Member] | Purchase MCT [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity Interest						53.33%	53.33%
Total cash purchase consideration						$ 205,711	$ 1,600,000
Previously owned equity interest, percentage						53.33%	53.33%